Derivative financial instruments - The expected notional values of current hedging instruments in future years (Details) - Fair value hedges [member] - Barclays Bank Group [member] £ in Millions	Dec. 31, 2018 GBP (£)
Interest rate risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	61,331
Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	3,525
2018 [member] | Interest rate risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	61,791
2018 [member] | Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	3,107
2019 [member] | Interest rate risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	54,711
2019 [member] | Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	1,998
2020 [member] | Interest rate risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	42,856
2020 [member] | Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	1,754
2021 [member] | Interest rate risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	34,892
2021 [member] | Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	1,331
2022 [member] | Interest rate risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	29,058
2022 [member] | Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	1,159
Later than five years [member] | Interest rate risk [member] | Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	23,830
Later than five years [member] | Inflation risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	986